UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06115

THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended July 31, 2009 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

July 31, 2009 (unaudited)

Shares		Value
COMMON STOCKS—98.27%

INDONESIA—2.78%
Automotive—1.18%
498,000	PT Astra International Tbk	1,465,736

Food, Beverage, Tobacco—1.60%
8,743,500	PT Indofood Sukses Tbk	1,998,138

Total Indonesia Common Stocks		3,463,874

MALAYSIA—4.21%
Construction—1.82%
1,324,600	IJM Corp., Berhad	2,269,243

Diversified—0.49%
259,800	Sime Darby Berhad	606,923

Property Development—1.90%
7,512,000	Eastern & Oriental Berhad *	2,361,127

Total Malaysia Common Stocks		5,237,293

SINGAPORE—89.39%
Banks—19.04%
2,037,391	Oversea-Chinese Banking Corp. Ltd.	11,046,904
1,031,000	United Overseas Bank Ltd.	12,638,641
		23,685,545
Commercial Services—0.38%
260,000	SIA Engineering Co. Ltd. +	474,120

Communications - Media—4.33%
2,163,000	Singapore Press Holdings Ltd.	5,384,067

Conglomerate—4.67%
201,600	Jardine Matheson Holdings Ltd.	5,806,080

Diversified—2.82%
216,000	Jardine Strategic Holdings Ltd.	3,512,160

Diversified Financial—4.66%
958,000	Singapore Exchange Ltd.	5,792,172

Electrical Products & Computers—1.61%
4,290,000	CSE Global Ltd.	2,007,800

Electronic Components—4.08%
767,000	Venture Corp. Ltd.	5,078,766

See accompanying notes to financial statements.

1

Engineering—1.21%
3,099,000	Ezion Holdings Ltd.	1,504,108

Food, Beverage, Tobacco—3.46%
64,800	Dairy Farm International Holdings Ltd.	437,400
2,199,500	Olam International Ltd.	3,873,621
		4,311,021
Health & Personal Care—4.35%
1,304,000	Wilmar International Ltd.	5,415,816

Property Development—16.17%
1,500,000	Capitaland Ltd. +	3,972,959
700,000	City Developments Ltd.	4,921,477
1,625,000	Hongkong Land Holdings, Ltd.	6,321,250
1,083,003	Keppel Land Ltd.	1,997,426
2,423,000	Wing Tai Holdings Ltd.	2,906,424
		20,119,536
Shipyards—7.64%
1,002,000	Keppel Corp. Ltd.	5,828,934
1,700,000	Sembcorp Marine Ltd. +	3,677,587
		9,506,521
Telecommunications—12.88%
6,602,000	Singapore Telecommunications Ltd. +	16,021,494

Transportation - Marine—2.09%
2,433,000	Ezra Holdings Ltd. *	2,597,899

Total Singapore Common Stocks		111,217,105

THAILAND—1.89%
Property Development—0.99%
25,269,100	Quality Houses Public Company Ltd. (NVDR)	1,232,096

Retail—0.90%
2,292,100	CP ALL Public Company Ltd. (NVDR)	1,124,338

Total Thailand Common Stocks		2,356,434

Total Common Stocks (Cost—$96,032,694)		122,274,706

Principal
Amount
(000)		Value
TIME DEPOSITS—0.25%

U.S. DOLLAR —0.25%
306	JPMorgan Chase Bank, 0.05%, due 8/3/09 (Cost—$305,928)	305,928

See accompanying notes to financial statements.

2

Total Investments—98.52% (Cost—$96,338,622)		122,580,634

Other assets less liabilities—1.48%		1,844,375

NET ASSETS
(Applicable to 9,477,893 shares of capital stock outstanding; equivalent to $13.13 per share)	–100.00%	$124,425,009

*   Non-income producing securities.

+   Deemed to be an affiliated issuer (see next page).

See accompanying notes to financial statements.

3

Affiliated Holdings

Temasek Holdings, an Asian investment company located in Singapore, owns 28% of DBS Group, the parent of the Manager.  Temasek Holdings also owns at least 25% of the following portfolio securities, which are deemed affiliated holdings because of this common ownership.

	Number			Number
	of Shares			of Shares	Market
	Held			Held	Value at
	October 31,	Purchase	Sales	July 31,	July 31,	Dividend
Name of Affiliated Holding	2008	Cost	Cost	2009	2009	Income
Capitaland Ltd.	1,000,000	$424,545	$—	1,500,000	$3,972,959	$71,370
SIA Engineering Co. Ltd.	654,000	500,170	1,595,966	260,000	474,120	41,441
Sembcorp Industries Ltd.	500,000	—	961,878	—	—	—
Sembcorp Marine Ltd.	750,000	2,434,343	2,454,644	1,700,000	3,677,587	56,656
Singapore Airlines Ltd.	538,340	—	5,722,836	—	—	70,456
Singapore Petroleum Co. Ltd.	445,000	—	2,173,750	—	—	—
Singapore Technologies Engineering Ltd.	2,560,000	—	5,357,040	—	—	—
Singapore Telecommunications Ltd.	6,614,000	379,887	343,544	6,602,000	16,021,494	268,463
SMRT Corp., Ltd.	3,401,000	—	4,533,121	—	—	39,499
Total					$24,146,160	$547,885

Fair Value Measurements - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. There has been no impact to the Fund as a result of the adoption of FAS 157.

In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of  July 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$122,580,634	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$122,580,634	$—

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of July 31, 2009 is presented.

For federal income tax purposes, the cost of securities owned at July 31, 2009 was $96,195,999, excluding short-term interest-bearing investments.  At July 31, 2009, the net unrealized appreciation on investments, excluding short-term securities, of $27,078,706 was composed of gross appreciation of $29,620,203 for those investments having an excess of value over cost, and gross depreciation of $2,541,497 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: August 17, 2009
John J. O’Keefe, Vice President and Principal Financial Officer

\s\ Masaaki Goto		Date: August 17, 2009
Masaaki Goto, Chairman